CAPITAL STOCK - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2022 share $ / shares	Dec. 31, 2021 share $ / shares
Capital Stock [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | share	6,216,700	6,031,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 6.37	$ 4.55
Number of share options granted in share-based payment arrangement | share	944,500	1,562,500
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 8.86	$ 10.36
Number of share options exercised in share-based payment arrangement | share	(1,507,500)	(1,311,633)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 2.13	$ 2.63
Number of share options forfeited in share-based payment arrangement | share	(93,250)	(65,667)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 10.66	$ 8.8
Number of share options outstanding in share-based payment arrangement at end of period | share	5,560,450	6,216,700
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 7.87	$ 6.37